Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Revenue	$ 402,338	$ 378,913	$ 790,187	$ 746,581
Cost of services (excluding depreciation and amortization)	166,614	158,987	325,553	306,090
Selling, general and administrative	133,600	134,709	261,911	265,277
Depreciation and amortization	66,425	69,585	129,972	133,008
Impairment expense on goodwill and intangible assets	193	676,456	275	1,882,187
Restructuring and other costs	1,340	41,602	3,330	54,193
Loss on disposal of subsidiary and other assets, net		660		660
Operating income / (loss)	34,166	(703,086)	69,146	(1,894,834)
Other income, net	7,376	56,155	9,923	59,633
Interest expense, net	(36,762)	(28,426)	(74,218)	(54,382)
Income / (loss) before taxes	4,780	(675,357)	4,851	(1,889,583)
Income tax expense / (benefit)	6,545	(16,618)	10,424	(60,032)
Net loss	(1,765)	(658,739)	(5,573)	(1,829,551)
Less: net income attributable to non-controlling interest				371
Net loss attributable to the Company	$ (1,765)	$ (658,739)	$ (5,573)	$ (1,829,922)
Net loss per share attributable to the Company - basic	$ (0.03)	$ (10.89)	$ (0.09)	$ (30.29)
Net loss per share attributable to the Company - diluted	$ (0.03)	$ (10.89)	$ (0.09)	$ (30.29)
Net Loss	$ (1,765)	$ (658,739)	$ (5,573)	$ (1,829,551)
Other comprehensive income / (loss), net of tax of $0:
Gain / (loss) on foreign currency translation	8,204	(36,524)	10,378	(22,128)
Total comprehensive income / (loss)	6,439	(695,263)	4,805	(1,851,679)
Less: comprehensive income attributable to non-controlling interest				371
Total comprehensive income / (loss) attributable to the Company	$ 6,439	$ (695,263)	$ 4,805	$ (1,852,050)